Mortgage Servicing Assets (Details) (Mortgage Servicing Assets [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Servicing Assets [Member]
Summary of mortgage servicing rights
Beginning of year mortgage servicing rights:	$ 2,142	$ 2,134	$ 1,890
Amounts capitalized	1,237	679	1,113
Amortization	(908)	(671)	(869)
Impairment	(77)
End of year	$ 2,394	$ 2,142	$ 2,134